Contingent Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Contingent Liabilities [Line Items]
Contingent liabilities	kr 3,037	kr 3,322
Sweden [member]
Disclosure of Contingent Liabilities [Line Items]
Contingent liabilities	kr 600	kr 500